Costs and Expenses (Details) - Schedule of Costs and Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Costs of Revenue [Member]
Costs and Expenses (Details) - Schedule of Costs and Expenses [Line Items]
Salary and related expenses			$ 1,163		$ 79
Consultants and subcontractors	247		881		1
Expenditure on materials	2		792		1
Depreciation and other			259		29
Maintenance			93		12
Cost of revenue gross total	249		3,188		122
Operating costs not attributed to projects (mainly salary and related expenses) *	1,686	[1]	863	[1]
Cost of revenue net total	1,935		4,051		122
Onerous contract provision included in costs	8		215		63
Research, Development and Engineering Expenses, net [Member]
Costs and Expenses (Details) - Schedule of Costs and Expenses [Line Items]
Salary and related expenses	2,609		2,529		1,747
Consultants and subcontractors	441		998		632
Expenditure on materials	1,020		738		1,111
Depreciation and other	615		534		314
Office maintenance	208		167		137
Total	4,893		4,966		3,941
Less: Government Grants, see Note 3A	(275)		(1,266)		(1,734)
Add: royalty liability recognized for government grants (Note 12B)					1,706
Research, development and engineering expenses, net	4,618		3,700		3,913
Marketing and project promotion expenses, net [Member]
Costs and Expenses (Details) - Schedule of Costs and Expenses [Line Items]
Salary and related expenses	954		521		190
Office maintenance	15		27		28
Project Promotion	84		45		82
Consultants	38		90		22
Other	131		64		74
Total	1,222		747		396
Less: Government Grants, see Note 3A					(26)
Marketing and project promotion expenses, net	1,222		747		370
General and administrative expenses [Member]
Costs and Expenses (Details) - Schedule of Costs and Expenses [Line Items]
Salary and related expenses	2,302		1,070		557
Depreciation and other	410		335		295
General and administrative expenses	4,465		2,586		1,466
Office maintenance	93		77		66
Consultants and insurance	1,660		1,104		548
Other expenses [Member]
Costs and Expenses (Details) - Schedule of Costs and Expenses [Line Items]
Share in loss of joint venture (Note 4)	30
Write down of production line (Note 8B)	704		314
Other	3		(19)		143
Total other expenses,net	$ 737		$ 295		$ 143

[1]	Costs and expenses relating to periods in which the plant did not operate in full capacity.